PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 13	$ 9
Depreciated cost	2	0
Computers Peripheral and Scientific Equipment [Member]
Cost	12	8
Accumulated depreciation	(10)	(8)
Office Furniture and Equipment [Member]
Cost	1	1
Accumulated depreciation	$ (1)	$ (1)